Supplement Dated May 5, 2011 To The Summary Prospectus Dated May 1, 2011 Supplement Dated May 5, 2011 To The Prospectus Dated May 1, 2011 JNL® Series Trust
JNL Institutional Alt 20 Fund

Supplement Dated May 5, 2011

To The Summary Prospectus Dated May 1, 2011

Supplement Dated May 5, 2011

To The Prospectus Dated May 1, 2011

JNL® Series Trust

Please note that the changes apply to your variable annuity product(s).

In the summary prospectus for the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund in the section entitled “Principal Investment Strategies,” please delete the tables entitled “Non-Traditional Asset Classes” in its entirety and replace it with the following:

Non-Traditional Asset Classes

Real Estate	Real Return	Fixed Income
Global Real Estate	Inflation-Index Securities	U.S. High Yield

	Commodities Broad Basket	Emerging Markets Debt

Bank Loan

International	Alternative
Emerging Markets Equity	Listed Private Equity

Long/Short

Absolute Return

Global Tactical Asset Allocation ("GTAA")

JNL Institutional Alt 35 Fund

Supplement Dated May 5, 2011

To The Summary Prospectus Dated May 1, 2011

Supplement Dated May 5, 2011

To The Prospectus Dated May 1, 2011

JNL® Series Trust

Please note that the changes apply to your variable annuity product(s).

In the summary prospectus for the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund in the section entitled “Principal Investment Strategies,” please delete the tables entitled “Non-Traditional Asset Classes” in its entirety and replace it with the following:

Non-Traditional Asset Classes

Real Estate	Real Return	Fixed Income
Global Real Estate	Inflation-Index Securities	U.S. High Yield

	Commodities Broad Basket	Emerging Markets Debt

Bank Loan

International	Alternative
Emerging Markets Equity	Listed Private Equity

Long/Short

Absolute Return

Global Tactical Asset Allocation ("GTAA")

JNL Institutional Alt 50 Fund

Supplement Dated May 5, 2011

To The Summary Prospectus Dated May 1, 2011

Supplement Dated May 5, 2011

To The Prospectus Dated May 1, 2011

JNL® Series Trust

Please note that the changes apply to your variable annuity product(s).

In the summary prospectus for the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund in the section entitled “Principal Investment Strategies,” please delete the tables entitled “Non-Traditional Asset Classes” in its entirety and replace it with the following:

Non-Traditional Asset Classes

Real Estate	Real Return	Fixed Income
Global Real Estate	Inflation-Index Securities	U.S. High Yield

	Commodities Broad Basket	Emerging Markets Debt

Bank Loan

International	Alternative
Emerging Markets Equity	Listed Private Equity

Long/Short

Absolute Return

Global Tactical Asset Allocation ("GTAA")

JNL Institutional Alt 65 Fund

Supplement Dated May 5, 2011

To The Summary Prospectus Dated May 1, 2011

Supplement Dated May 5, 2011

To The Prospectus Dated May 1, 2011

JNL® Series Trust

Please note that the changes apply to your variable annuity product(s).

In the summary prospectus for the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund in the section entitled “Principal Investment Strategies,” please delete the tables entitled “Non-Traditional Asset Classes” in its entirety and replace it with the following:

Non-Traditional Asset Classes

Real Estate	Real Return	Fixed Income
Global Real Estate	Inflation-Index Securities	U.S. High Yield

	Commodities Broad Basket	Emerging Markets Debt

Bank Loan

International	Alternative
Emerging Markets Equity	Listed Private Equity

Long/Short

Absolute Return

Global Tactical Asset Allocation ("GTAA")

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000933691
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 5, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 5, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	jnlst933691_SupplementTextBlock	Supplement Dated May 5, 2011 To The Summary Prospectus Dated May 1, 2011 Supplement Dated May 5, 2011 To The Prospectus Dated May 1, 2011 JNL® Series Trust
JNL Institutional Alt 20 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst933691_SupplementTextBlock

Supplement Dated May 5, 2011

To The Summary Prospectus Dated May 1, 2011

Supplement Dated May 5, 2011

To The Prospectus Dated May 1, 2011

JNL® Series Trust

Please note that the changes apply to your variable annuity product(s).

In the summary prospectus for the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund in the section entitled “Principal Investment Strategies,” please delete the tables entitled “Non-Traditional Asset Classes” in its entirety and replace it with the following:

Non-Traditional Asset Classes

Real Estate	Real Return	Fixed Income
Global Real Estate	Inflation-Index Securities	U.S. High Yield

	Commodities Broad Basket	Emerging Markets Debt

Bank Loan

International	Alternative
Emerging Markets Equity	Listed Private Equity

Long/Short

Absolute Return

Global Tactical Asset Allocation ("GTAA")

JNL Institutional Alt 35 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst933691_SupplementTextBlock

Supplement Dated May 5, 2011

To The Summary Prospectus Dated May 1, 2011

Supplement Dated May 5, 2011

To The Prospectus Dated May 1, 2011

JNL® Series Trust

Please note that the changes apply to your variable annuity product(s).

In the summary prospectus for the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund in the section entitled “Principal Investment Strategies,” please delete the tables entitled “Non-Traditional Asset Classes” in its entirety and replace it with the following:

Non-Traditional Asset Classes

Real Estate	Real Return	Fixed Income
Global Real Estate	Inflation-Index Securities	U.S. High Yield

	Commodities Broad Basket	Emerging Markets Debt

Bank Loan

International	Alternative
Emerging Markets Equity	Listed Private Equity

Long/Short

Absolute Return

Global Tactical Asset Allocation ("GTAA")

JNL Institutional Alt 50 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst933691_SupplementTextBlock

Supplement Dated May 5, 2011

To The Summary Prospectus Dated May 1, 2011

Supplement Dated May 5, 2011

To The Prospectus Dated May 1, 2011

JNL® Series Trust

Please note that the changes apply to your variable annuity product(s).

In the summary prospectus for the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund in the section entitled “Principal Investment Strategies,” please delete the tables entitled “Non-Traditional Asset Classes” in its entirety and replace it with the following:

Non-Traditional Asset Classes

Real Estate	Real Return	Fixed Income
Global Real Estate	Inflation-Index Securities	U.S. High Yield

	Commodities Broad Basket	Emerging Markets Debt

Bank Loan

International	Alternative
Emerging Markets Equity	Listed Private Equity

Long/Short

Absolute Return

Global Tactical Asset Allocation ("GTAA")

JNL Institutional Alt 65 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst933691_SupplementTextBlock

Supplement Dated May 5, 2011

To The Summary Prospectus Dated May 1, 2011

Supplement Dated May 5, 2011

To The Prospectus Dated May 1, 2011

JNL® Series Trust

Please note that the changes apply to your variable annuity product(s).

In the summary prospectus for the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund in the section entitled “Principal Investment Strategies,” please delete the tables entitled “Non-Traditional Asset Classes” in its entirety and replace it with the following:

Non-Traditional Asset Classes

Real Estate	Real Return	Fixed Income
Global Real Estate	Inflation-Index Securities	U.S. High Yield

	Commodities Broad Basket	Emerging Markets Debt

Bank Loan

International	Alternative
Emerging Markets Equity	Listed Private Equity

Long/Short

Absolute Return

Global Tactical Asset Allocation ("GTAA")